Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Noncontrolling Interest [Member]	Total
Balance at Mar. 31, 2018	$ 2,169,661	$ 16,137,945	$ (2,483)	$ (20,085,947)	$ 18,544	$ (1,762,280)
Balance, shares at Mar. 31, 2018	2,169,661,318
Common stock issued for acquisition	$ 50,000	750,000				800,000
Common stock issued for acquisition, shares	50,000,000
Common stock issued for services and compensation	$ 402,000	6,385,600				6,787,600
Common stock issued for services and compensation, shares	402,000,000
Common stock repurchase	$ (7,000)	(84,000)				(91,000)
Common stock repurchase, shares	(7,000,000)
Common stock issued as commitment fees	$ 22,500	47,372				69,872
Common stock issued as commitment fees, shares	22,500,000
Offering costs	$ 3,000	522,000				525,000
Offering costs, shares	3,000,000
Foreign currency translation adjustment			3,846			3,846
Net income (loss)				(5,011,036)	32,941	(4,978,095)
Balance at Mar. 31, 2019	$ 2,640,161	23,758,917	1,363	(25,096,983)	51,485	1,354,943
Balance, shares at Mar. 31, 2019	2,640,161,318
Common stock issued for cash	$ 59,216	765,784				$ 825,000
Common stock issued for cash, shares	59,215,648					59,215,648
Common stock issued for services and compensation	$ 537,618	2,561,025				$ 3,098,643
Common stock issued for services and compensation, shares	537,618,592
Common stock repurchase	$ (5)	(97)				(102)
Common stock repurchase, shares	(5,150)
Common stock cancelled	$ (222,500)	(3,157,500)				(3,380,000)
Common stock cancelled, shares	(222,500,000)
Common stock issued for debt	$ 200,000	3,900,000				4,100,000
Common stock issued for debt, shares	200,000,000
Beneficial conversion feature			1,000,000			1,000,000
Offering costs			101,387			101,387
Deconsolidation of Kuvera LATAM					(51,485)	(51,485)
Foreign currency translation adjustment			(21,421)			(21,421)
Net income (loss)				(21,285,191)		(21,285,191)
Balance at Mar. 31, 2020	$ 3,214,490	$ 28,929,516	$ (20,058)	$ (46,382,174)		$ (14,258,226)
Balance, shares at Mar. 31, 2020	3,214,490,408